Investments (Maturities of Fixed Maturity Securities) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Amortized cost, due in one year or less	$ 72
Amortized cost, due after one year through five years	1,022
Amortized cost, due after five years through ten years	1,411
Amortized cost, due after ten years	1,143
Amortized cost, Structured Securities	957
Fixed maturity securities, amortized cost	4,605	$ 4,464
Estimated fair value, due in one year or less	71
Estimated fair value, due after one year through five years	951
Estimated fair value, due after five years through ten years	1,220
Estimated fair value, due after ten years	910
Estimated fair value, Structured Securities	873
Fixed maturity securities, estimated fair value	$ 4,025	$ 4,697